Segments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segments (Details) [Line Items]
Number of operating segments	1	1
United States [Member]
Segments (Details) [Line Items]
Long lived assets, percentage	97.00%	99.00%